Income Taxes - Effective Tax Rate Reconciliation (Q1) (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effective Income Tax Rate [Line Items]
Effective tax rate	19.80%	22.60%	22.00%	23.70%	4.90%
Cleco Power
Effective Income Tax Rate [Line Items]
Effective tax rate	22.00%	23.00%	23.50%	25.60%	30.90%